ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule Assets Acquired and Liabilities Assumed	Final determination of the fair values are presented in the following table:

Spectrum Assets Acquired and Liabilities Assumed on August 1, 2023
In millions
Fair value of assets acquired
Cash and cash equivalents	$31
Accounts and notes receivable	68
Inventories	52
Property, plant and equipment	125
Other intangible assets	916
Deferred charges and other assets	34
Total Assets Acquired	$1,226
Fair value of liabilities assumed
Accounts payable	$21
Income taxes payable	17
Deferred income tax liabilities	177
Other noncurrent liabilities	44
Total Liabilities Assumed	$259
Goodwill	814
Total Consideration	$1,781

Schedule of Acquisition, Integration and Separation Costs
These costs are recorded within "Acquisition, integration and separation costs" within the Consolidated Statements of Operations.

(In millions) For the years ended December 31,	2024	2023	2022
Acquisition, integration and separation costs	$168	$20	$193